Income Taxes (Details 2) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Current portion:
Tax loss carryforward	$ 207,868	$ 207,868
Receivables provision	658,325	402,605
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(741,756)	(633,409)
Net deferred tax assets (liabilities)	$ 124,437	$ (22,936)